INCOME TAXES (Details Textual)	1 Months Ended		12 Months Ended
	Jan. 31, 2010	Jan. 31, 2008	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2011 High Tech [Member]	Dec. 31, 2009 High Tech [Member]	Dec. 31, 2012 Enterprise Income Tax [Member]	Dec. 31, 2011 Enterprise Income Tax [Member]	Dec. 31, 2012 New People'S Republic Of China [Member]
Effective Income Tax Rate Reconciliation, Change in Enacted Tax Rate							25.00%
Effective Income Tax Rate Reconciliation, Prior Year Income Taxes			33.00%
Abatement of taxes - Technology enterprises			(15.00%)	(15.00%)	15.00%			15.00%
Income Tax Holiday, Description			Companies established before March 16, 2008 will continue to enjoy tax holiday treatment approved by the local government for a grace period of the next 5 years or until the tax holiday term is completed, whichever is sooner.
Tax Provisions (benefit)	15.00%	15.00%	23.00%	23.00%		7.50%			10.00%